FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Carrying amount
Cash and balances at central banks		$ 158,231	$ 107,068
Loans and advances to banks		15,444	12,447
Receivables from securities financing transactions		74,210	84,245
Cash collateral receivables on derivative instruments		32,737	23,289
Loans and advances to customers		379,528	326,786
Other financial assets measured at amortized cost		27,194	22,980
Fair Value
Financial assets measured at fair value	[1]	404,805	362,448
Level 1
Fair Value
Financial assets measured at fair value	[1]	156,696	161,101
Level 2
Fair Value
Financial assets measured at fair value	[1]	239,831	194,110
Level 3
Fair Value
Financial assets measured at fair value	[1]	8,278	7,237
Not measured at fair value
Carrying amount
Cash and balances at central banks	[2]	158,200	107,100
Loans and advances to banks	[2]	15,400	12,400
Receivables from securities financing transactions	[2]	74,200	84,200
Cash collateral receivables on derivative instruments	[2]	32,700	23,300
Loans and advances to customers	[2]	379,500	326,800
Other financial assets measured at amortized cost	[2]	27,200	23,000
Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets measured at fair value	[3],[4]	158,200	107,100
Not measured at fair value | Cash and balances at central banks | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	[2],[4]	158,100	107,000
Not measured at fair value | Cash and balances at central banks | Level 1
Fair Value
Financial assets measured at fair value	[2]	100	100
Not measured at fair value | Cash and balances at central banks | Level 2
Fair Value
Financial assets measured at fair value	[2]	0	0
Not measured at fair value | Cash and balances at central banks | Level 3
Fair Value
Financial assets measured at fair value	[2]	0	0
Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets measured at fair value	[3],[4]	15,400	12,400
Financial assets not measured at fair value expected to be recovered or settled after 12 months		0	0
Not measured at fair value | Loans and advances to banks | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	[2],[4]	14,700	11,800
Not measured at fair value | Loans and advances to banks | Level 1
Fair Value
Financial assets measured at fair value	[2]	0	0
Not measured at fair value | Loans and advances to banks | Level 2
Fair Value
Financial assets measured at fair value	[2]	600	500
Not measured at fair value | Loans and advances to banks | Level 3
Fair Value
Financial assets measured at fair value	[2]	100	200
Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets measured at fair value	[3],[4]	74,200	84,200
Financial assets not measured at fair value expected to be recovered or settled after 12 months		1,000	1,000
Not measured at fair value | Receivables from securities financing transactions | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	[2],[4]	64,900	74,000
Not measured at fair value | Receivables from securities financing transactions | Level 1
Fair Value
Financial assets measured at fair value	[2]	0	0
Not measured at fair value | Receivables from securities financing transactions | Level 2
Fair Value
Financial assets measured at fair value	[2]	7,600	8,600
Not measured at fair value | Receivables from securities financing transactions | Level 3
Fair Value
Financial assets measured at fair value	[2]	1,700	1,600
Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets measured at fair value	[3],[4]	32,700	23,300
Not measured at fair value | Cash collateral receivables on derivative instruments | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	[2],[4]	32,700	23,300
Not measured at fair value | Cash collateral receivables on derivative instruments | Level 1
Fair Value
Financial assets measured at fair value	[2]	0	0
Not measured at fair value | Cash collateral receivables on derivative instruments | Level 2
Fair Value
Financial assets measured at fair value	[2]	0	0
Not measured at fair value | Cash collateral receivables on derivative instruments | Level 3
Fair Value
Financial assets measured at fair value	[2]	0	0
Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets measured at fair value	[3],[4]	380,800	329,100
Financial assets not measured at fair value expected to be recovered or settled after 12 months		163,000	140,000
Not measured at fair value | Loans and advances to customers | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	[2],[4]	172,000	151,600
Not measured at fair value | Loans and advances to customers | Level 1
Fair Value
Financial assets measured at fair value	[2]	0	0
Not measured at fair value | Loans and advances to customers | Level 2
Fair Value
Financial assets measured at fair value	[2]	34,200	25,400
Not measured at fair value | Loans and advances to customers | Level 3
Fair Value
Financial assets measured at fair value	[2]	174,600	152,200
Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets measured at fair value	[3],[4]	28,000	23,200
Financial assets not measured at fair value expected to be recovered or settled after 12 months		20,000	16,000
Not measured at fair value | Other financial assets measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	[2],[4]	5,300	5,700
Not measured at fair value | Other financial assets measured at amortized cost | Level 1
Fair Value
Financial assets measured at fair value	[2]	9,400	8,400
Not measured at fair value | Other financial assets measured at amortized cost | Level 2
Fair Value
Financial assets measured at fair value	[2]	10,900	6,400
Not measured at fair value | Other financial assets measured at amortized cost | Level 3
Fair Value
Financial assets measured at fair value	[2]	2,300	2,800
UBS AG
Carrying amount
Cash and balances at central banks		158,231	107,068
Loans and advances to banks		15,344	12,379
Receivables from securities financing transactions		74,210	84,245
Cash collateral receivables on derivative instruments		32,737	23,289
Loans and advances to customers		380,977	327,992
Other financial assets measured at amortized cost		27,219	23,012
Fair Value
Financial assets measured at fair value	[1]	404,576	362,322
UBS AG | Level 1
Fair Value
Financial assets measured at fair value	[1]	156,716	161,102
UBS AG | Level 2
Fair Value
Financial assets measured at fair value	[1]	239,583	193,983
UBS AG | Level 3
Fair Value
Financial assets measured at fair value	[1]	8,278	7,237
UBS AG | Not measured at fair value
Carrying amount
Cash and balances at central banks	[5]	158,200	107,100
Loans and advances to banks	[5]	15,300	12,400
Receivables from securities financing transactions	[5]	74,200	84,200
Cash collateral receivables on derivative instruments	[5]	32,700	23,300
Loans and advances to customers	[5]	381,000	328,000
Other financial assets measured at amortized cost	[5]	27,200	23,000
UBS AG | Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets measured at fair value	[4],[5]	158,200	107,100
UBS AG | Not measured at fair value | Cash and balances at central banks | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	[4],[5]	158,100	107,000
UBS AG | Not measured at fair value | Cash and balances at central banks | Level 1
Fair Value
Financial assets measured at fair value	[5]	100	100
UBS AG | Not measured at fair value | Cash and balances at central banks | Level 2
Fair Value
Financial assets measured at fair value	[5]	0	0
UBS AG | Not measured at fair value | Cash and balances at central banks | Level 3
Fair Value
Financial assets measured at fair value	[5]	0	0
UBS AG | Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets measured at fair value	[4],[5]	15,300	12,400
Financial assets not measured at fair value expected to be recovered or settled after 12 months		0	0
UBS AG | Not measured at fair value | Loans and advances to banks | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	[4],[5]	14,600	11,700
UBS AG | Not measured at fair value | Loans and advances to banks | Level 1
Fair Value
Financial assets measured at fair value	[5]	0	0
UBS AG | Not measured at fair value | Loans and advances to banks | Level 2
Fair Value
Financial assets measured at fair value	[5]	600	500
UBS AG | Not measured at fair value | Loans and advances to banks | Level 3
Fair Value
Financial assets measured at fair value	[5]	100	200
UBS AG | Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets measured at fair value	[4],[5]	74,200	84,200
Financial assets not measured at fair value expected to be recovered or settled after 12 months		1,000	1,000
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	[4],[5]	64,900	74,000
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Level 1
Fair Value
Financial assets measured at fair value	[5]	0	0
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Level 2
Fair Value
Financial assets measured at fair value	[5]	7,600	8,600
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Level 3
Fair Value
Financial assets measured at fair value	[5]	1,700	1,600
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets measured at fair value	[4],[5]	32,700	23,300
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	[4],[5]	32,700	23,300
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Level 1
Fair Value
Financial assets measured at fair value	[5]	0	0
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Level 2
Fair Value
Financial assets measured at fair value	[5]	0	0
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Level 3
Fair Value
Financial assets measured at fair value	[5]	0	0
UBS AG | Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets measured at fair value	[4],[5]	382,300	330,300
Financial assets not measured at fair value expected to be recovered or settled after 12 months		163,000	140,000
UBS AG | Not measured at fair value | Loans and advances to customers | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	[4],[5]	173,100	152,500
UBS AG | Not measured at fair value | Loans and advances to customers | Level 1
Fair Value
Financial assets measured at fair value	[5]	0	0
UBS AG | Not measured at fair value | Loans and advances to customers | Level 2
Fair Value
Financial assets measured at fair value	[5]	34,200	25,700
UBS AG | Not measured at fair value | Loans and advances to customers | Level 3
Fair Value
Financial assets measured at fair value	[5]	174,900	152,200
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets measured at fair value	[4],[5]	28,000	23,300
Financial assets not measured at fair value expected to be recovered or settled after 12 months		20,000	16,000
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	[4],[5]	5,400	5,800
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Level 1
Fair Value
Financial assets measured at fair value	[5]	9,400	8,400
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Level 2
Fair Value
Financial assets measured at fair value	[5]	10,900	6,400
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Level 3
Fair Value
Financial assets measured at fair value	[5]	$ 2,300	$ 2,800

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]
As of 31 December 2020, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 163 billion of Loans and advances to customers and USD 20 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months.

[3]	Excludes lease liabilities.
[4]
Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less)

[5]
As of 31 December 2020, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 163 billion of Loans and advances to customers and USD 20 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months.